Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment

Depreciation of property and equipment is provided using the straight-line method based on the following estimated useful lives:

Years
Computer equipment	3 - 5
Computer software	3
Furniture and fixtures	5 - 10
Leasehold improvements	5
Website development	2

Depreciation of property and equipment is provided using the straight-line method based on the following estimated useful lives:

Years
Computer equipment	3 - 5
Computer software	3
Furniture and fixtures	5 - 10
Leasehold improvements	5
Website development	2

Summary of Identified Intangible Assets

The identified intangible assets are being amortized using the straight-line method based on the following estimated useful lives:

Years
Marketing-based	7
Technology-based	4 - 10
Customer-based	7 - 16
Trademark-based	4
Workforce-based	10

The identified intangible assets are being amortized using the straight-line method based on the following estimated useful lives:

Years
Marketing-based	7
Technology-based	4 - 10
Customer-based	7 - 16
Trademark-based	4